MERRILL LYNCH VARIABLE SERIES FUNDS, INC.






                                    April 30, 1997



VIA ELECTRONIC FILING
---------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

      Re:   Merrill Lynch Variable Series Funds, Inc.
            Securities Act File No. 2-74452
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Ladies and Gentlemen:

            Pursuant to Rule 497(j) under the Securities Act of
1933, as amended (the "1933 Act"), The Merrill Lynch Variable
Series Funds, Inc. (the "Fund") hereby certifies that:

            (1) the form of the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

            (2) the text of Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 25, 1997.


                                    Very truly yours,

                                    Merrill Lynch Variable Series
                                      Funds, Inc.

                                    /s/ Gerald M. Richard
                                    Title:  Treasurer